Consolidated statement of other comprehensive income - ZAR (R) R in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit for the year		R 18,980	R 33,796	R 30,622
Other comprehensive income, net of tax		2,369	4,635	(2,006)
Foreign currency translation	[1]	3,840	3,807	(2,227)
Fair value adjustment on other investments	[2]	(1,467)	828	221
Re-measurement of defined benefit plan	[2]	(4)	0	0
Total comprehensive income		21,349	38,431	28,616
Attributable to:
Owners of Sibanye-Stillwater		20,671	37,698	27,287
Non-controlling interests		R 678	R 733	R 1,329

[1]	These gains and losses will be reclassified to profit or loss in accordance with the accounting policy in note 1.4
[2]	These gains and losses will never be reclassified to profit or loss